INTANGIBLE ASSETS (Details 1) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 67,437	$ 68,679
2025	67,437	68,679
2026	67,437	68,679
2027	67,437	68,679
2028	67,437	68,679
Thereafter	2,659,951	2,742,511
Total	$ 2,997,136	$ 3,085,906	$ 3,245,684